Accounts receivable, net - Non current gross amounts (Details) - Mar. 31, 2017 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Non-current gross accounts receivable
2019	$ 4,796	¥ 33,012
2020	4,302	29,612
2021	3,843	26,450
2022	3,583	24,663
2023 and thereafter	18,842	129,691
Non-current gross accounts receivable due for payment	$ 35,366	¥ 243,428